Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.52%
Brazil-10.41%
Ambev S.A.	732,186	$2,076,756
AXIA Energia	160,600	1,667,795
Banco Santander Brasil S.A., Series CPO	285,600	1,981,261
BB Seguridade Participacoes S.A.	316,000	2,251,905
Caixa Seguridade Participacoes S.A.	627,401	2,074,340
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	71,116	1,918,232
Cia Energetica de Minas Gerais, Preference Shares	910,200	1,995,797
Cia Paranaense de Energia	819,100	2,062,006
CPFL Energia S.A.	243,000	2,388,437
ENGIE Brasil Energia S.A.	348,340	2,180,306
Equatorial S.A.	270,200	2,111,829
Itau Unibanco Holding S.A., Preference Shares	298,536	2,594,455
Itausa S.A., Preference Shares	947,492	2,472,088
Klabin S.A.	607,104	2,221,754
Motiva Infraestrutura de Mobilidade S.A.	612,800	1,961,690
Neoenergia S.A.	290,100	1,795,273
Petroleo Brasileiro S.A., Preference Shares	319,100	2,301,423
Porto Seguro S.A.	195,200	1,873,127
Suzano S.A.	217,700	2,051,196
Telefonica Brasil S.A.	285,280	2,036,800
TIM S.A.	397,900	1,863,512
Vale S.A.	141,200	2,274,066
		46,154,048
Chile-5.54%
Banco de Chile	12,069,796	2,691,410
Banco de Credito e Inversiones S.A.	31,122	2,341,290
Banco Santander Chile	31,009,480	2,760,985
Cencosud S.A.	575,394	1,949,058
Embotelladora Andina S.A., Class B, Preference Shares	390,424	2,076,047
Empresas CMPC S.A.	1,121,078	1,701,345
Empresas COPEC S.A.	255,258	2,202,700
Enel Americas S.A.	21,913,944	2,094,225
Enel Chile S.A.	27,493,208	2,359,539
Falabella S.A.	260,037	2,043,056
Plaza S.A.	535,670	2,358,517
		24,578,172
China-10.44%
Agricultural Bank of China Ltd., H Shares	2,406,000	1,682,592
Bank of China Ltd., H Shares	3,662,309	2,187,742
Bank of Communications Co. Ltd., H Shares	2,418,000	2,077,922
Beijing Enterprises Holdings Ltd.	464,000	2,102,552
China CITIC Bank Corp. Ltd., H Shares	1,956,000	1,822,363
China Construction Bank Corp., H Shares	1,876,278	1,895,117
China Gas Holdings Ltd.	1,821,200	1,804,550
China Petroleum & Chemical Corp., H Shares(a)	3,824,000	2,632,505
China Power International Development Ltd.	4,684,000	1,954,461
China Resources Pharmaceutical Group Ltd.(b)	3,164,000	1,842,590
China Resources Power Holdings Co. Ltd.(a)	804,000	1,831,932
China Tower Corp. Ltd., H Shares(b)	1,132,500	1,629,915
China Zheshang Bank Co. Ltd., H Shares	5,872,000	1,881,487
Hengan International Group Co. Ltd.	570,500	2,062,890
Huaneng Power International, Inc., H Shares	2,208,000	1,610,356
Industrial & Commercial Bank of China Ltd., H Shares	2,574,089	2,135,855
	Shares	Value
China-(continued)
Jiangsu Expressway Co. Ltd., H Shares(a)	1,526,000	$2,013,928
Kunlun Energy Co. Ltd.	1,962,000	2,010,849
Postal Savings Bank of China Co. Ltd., H Shares(a)(b)	2,797,000	1,824,212
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,322,000	2,015,262
Shenzhen International Holdings Ltd.	1,616,000	1,862,442
Sinopharm Group Co. Ltd., H Shares	723,200	1,930,267
Want Want China Holdings Ltd.	2,887,000	1,741,699
Zhejiang Expressway Co. Ltd., H Shares	1,862,000	1,757,715
		46,311,203
Czech Republic-1.03%
CEZ A.S.(a)	41,216	2,378,900
Komercni banka A.S.	36,184	2,200,957
		4,579,857
Egypt-0.61%
Commercial International Bank-Egypt (CIB) S.A.E.	954,954	2,722,126
Greece-3.12%
GEK TERNA S.A.	69,475	2,744,577
Hellenic Telecommunications Organization S.A.	100,242	1,886,904
HELLENiQ ENERGY Holdings S.A.	176,428	1,905,653
JUMBO S.A.	54,538	1,622,966
Motor Oil Hellas Corinth Refineries S.A.	51,176	2,067,975
OPAP S.A.	83,561	1,691,304
Public Power Corp. S.A.	81,169	1,925,481
		13,844,860
Hungary-1.67%
MOL Hungarian Oil & Gas PLC	236,091	2,898,767
OTP Bank Nyrt.	17,333	2,192,696
Richter Gedeon Nyrt	68,262	2,296,034
		7,387,497
India-2.03%
Dr. Reddy’s Laboratories Ltd., ADR(a)	126,060	1,691,725
HDFC Bank Ltd., ADR	59,740	1,934,381
ICICI Bank Ltd., ADR	73,905	2,164,678
Reliance Industries Ltd., GDR(a)(b)	28,385	1,723,036
Wipro Ltd., ADR(a)	588,680	1,483,474
		8,997,294
Kuwait-4.15%
Boubyan Bank K.S.C.P.	1,176,801	2,598,809
Burgan Bank SAK	2,538,204	1,648,146
Gulf Bank K.S.C.P.	1,811,247	2,034,776
Kuwait Finance House K.S.C.P.	1,376,987	3,625,890
Mabanee Co. K.P.S.C.	611,274	2,001,917
Mobile Telecommunications Co. K.S.C.P.	1,643,249	2,739,825
National Bank of Kuwait S.A.K.P.	685,821	2,126,320
Warba Bank KSCP(c)	1,758,323	1,623,942
		18,399,625
Malaysia-11.16%
AMMB Holdings Bhd.	1,418,800	2,320,462
CIMB Group Holdings Bhd.	937,700	2,042,980
Hong Leong Bank Bhd.	505,700	3,309,424
IHH Healthcare Bhd.	1,319,847	2,996,673
IOI Corp. Bhd.	2,415,900	2,439,565
Kuala Lumpur Kepong Bhd.	497,800	2,463,550
Malayan Banking Bhd.	1,288,292	3,855,703
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Malaysia-(continued)
Maxis Bhd.	2,047,500	$1,987,027
MISC Bhd.	1,209,200	2,452,758
Petronas Gas Bhd.	583,900	2,722,621
Public Bank Bhd.	2,295,600	2,837,347
QL Resources Bhd.	2,558,000	2,607,355
RHB Bank Bhd.	1,543,300	3,307,405
SD Guthrie Bhd.	1,614,100	2,389,489
Sunway REIT	3,925,500	2,575,302
Telekom Malaysia Bhd.	1,031,000	2,068,042
Tenaga Nasional Bhd.	745,372	2,637,212
United Plantations Bhd.	310,100	2,375,118
Westports Holdings Bhd.	1,362,800	2,112,993
		49,501,026
Mexico-3.06%
America Movil S.A.B. de C.V., Class B	1,894,010	1,966,399
Arca Continental S.A.B. de C.V.(a)	169,905	1,928,927
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	190,775	2,010,137
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(d)	181,735	1,910,905
Gruma S.A.B. de C.V., Class B	117,360	2,129,015
Grupo Comercial Chedraui S.A. de C.V.	253,991	1,756,574
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	834,711	1,862,666
		13,564,623
Peru-0.51%
Credicorp Ltd.	6,363	2,270,509
Philippines-0.38%
SM Investments Corp.	140,356	1,668,197
Qatar-4.04%
AlRayan Bank	5,277,030	3,296,455
Commercial Bank P.S.Q.C. (The)	1,831,181	2,393,496
Industries Qatar Q.S.C.	757,553	2,644,220
Ooredoo Q.P.S.C.	535,681	2,106,448
Qatar Gas Transport Co. Ltd.	1,769,154	2,330,236
Qatar Islamic Bank Q.P.S.C.	321,852	2,210,451
Qatar National Bank Q.P.S.C.	537,987	2,931,168
		17,912,474
Romania-0.66%
NEPI Rockcastle N.V.(c)	317,092	2,908,572
Russia-0.00%
X5 Retail Group N.V., GDR(b)(c)(e)	51,546	0
Saudi Arabia-10.17%
Al Rajhi Bank	79,573	2,272,311
Alinma Bank	322,818	2,452,059
Almarai Co. JSC	190,154	2,243,135
Arab National Bank	289,734	1,758,469
Bank Al-Jazira(c)	643,044	2,147,845
Banque Saudi Fransi	439,579	2,115,962
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	28,177	1,965,117
Jarir Marketing Co.	917,663	3,491,089
Nahdi Medical Co.	75,496	1,982,304
Riyad Bank	260,167	1,952,465
SABIC Agri-Nutrients Co.	70,907	2,362,413
Saudi Arabian Oil Co.(b)	452,516	3,110,697
Saudi Aramco Base Oil Co.	67,732	1,888,089
Saudi Awwal Bank	222,178	2,111,131
Saudi Basic Industries Corp.	158,104	2,396,173
Saudi Electricity Co.	622,025	2,387,931
	Shares	Value
Saudi Arabia-(continued)
Saudi National Bank (The)	186,638	$2,231,328
Saudi Tadawul Group Holding Co.	38,142	1,633,170
Saudi Telecom Co.	236,404	2,806,302
Yanbu National Petrochemical Co., Class A	249,582	1,797,681
		45,105,671
South Africa-6.08%
Absa Group Ltd.	132,540	2,103,647
Bid Corp. Ltd.	97,414	2,451,293
Bidvest Group Ltd. (The)	127,514	1,858,460
Capitec Bank Holdings Ltd.	7,823	2,115,652
Clicks Group Ltd.(a)	110,365	2,214,695
Discovery Ltd.	131,006	1,924,009
FirstRand Ltd.	328,519	1,887,408
Growthpoint Properties Ltd.	2,183,426	2,401,810
OUTsurance Group Ltd.	432,616	1,923,269
Remgro Ltd.	170,816	1,947,097
Sanlam Ltd.	321,861	2,030,959
Shoprite Holdings Ltd.	120,113	1,996,109
Vodacom Group Ltd.	228,797	2,125,806
		26,980,214
South Korea-2.11%
Industrial Bank of Korea(a)	133,547	2,051,804
LG Uplus Corp.	169,433	1,882,343
Orion Corp.	25,390	2,066,763
SK Telecom Co. Ltd.	66,571	3,354,910
		9,355,820
Taiwan-10.86%
Asia Cement Corp.	1,644,872	1,835,364
Chang Hwa Commercial Bank Ltd.	3,977,014	2,574,337
Chunghwa Telecom Co. Ltd.	899,137	3,812,741
CTBC Financial Holding Co. Ltd.	1,296,000	2,088,045
E.Sun Financial Holding Co. Ltd.	1,977,292	2,093,822
Far Eastern New Century Corp.	1,923,000	1,693,172
Far EasTone Telecommunications Co. Ltd.(c)	740,810	2,083,989
First Financial Holding Co. Ltd.	2,408,970	2,199,193
Hotai Motor Co. Ltd.	88,000	1,516,925
Hua Nan Financial Holdings Co. Ltd.	2,226,417	2,335,578
Mega Financial Holding Co. Ltd.	1,704,012	2,095,339
President Chain Store Corp.	363,000	2,464,834
Shanghai Commercial & Savings Bank Ltd. (The)	1,522,902	1,907,665
SinoPac Financial Holdings Co. Ltd.	2,084,260	1,887,889
Starlux Airlines Co. Ltd.(c)	2,737,000	1,996,144
Taichung Commercial Bank Co. Ltd.	2,881,916	1,830,008
Taiwan Business Bank	4,171,340	2,032,590
Taiwan Cooperative Financial Holding Co. Ltd.	3,275,642	2,448,038
Taiwan High Speed Rail Corp.	3,187,000	2,765,752
Taiwan Mobile Co. Ltd.	778,800	2,611,344
Uni-President Enterprises Corp.	860,181	1,956,933
Yuanta Financial Holding Co. Ltd.	1,424,000	1,939,817
		48,169,519
Thailand-5.53%
Advanced Info Service PCL, NVDR	192,948	2,139,871
Bangkok Bank PCL, NVDR	435,789	2,186,138
Bangkok Dusit Medical Services PCL, NVDR	2,949,962	1,881,295
Kasikornbank PCL, NVDR	350,565	2,093,754
PTT PCL, NVDR	2,058,123	2,221,717
SCB X PCL, NVDR	556,540	2,395,792
Thai Beverage PCL	6,096,587	2,306,754
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Thailand-(continued)
Thanachart Capital PCL, NVDR	1,270,320	$2,380,975
Tisco Financial Group PCL, NVDR	1,231,442	4,398,440
TMBThanachart Bank PCL, NVDR	39,347,924	2,522,453
		24,527,189
United Arab Emirates-5.96%
Abu Dhabi National Oil Co. for Distribution PJSC	2,483,134	2,772,150
ADNOC Drilling Co. PJSC, Class C	1,135,898	1,649,036
ADNOC Gas PLC	2,354,862	2,316,060
ADNOC Logistics & Services	1,138,069	1,739,105
Air Arabia PJSC	1,461,434	1,983,323
Borouge PLC	3,998,095	2,841,501
Dubai Electricity and Water Authority PJSC	2,885,500	2,373,692
Dubai Islamic Bank PJSC	879,413	2,313,446
Emirates Telecommunications Group Co. PJSC	479,874	2,573,885
Fertiglobe PLC	3,064,294	2,262,008
First Abu Dhabi Bank PJSC	367,224	1,860,552
Salik Co. PJSC	1,019,161	1,771,042
		26,455,800
Total Common Stocks & Other Equity Interests (Cost $363,562,907)		441,394,296
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(f)(g) (Cost $498,380)	498,380	498,380
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $364,061,287)		441,892,676
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.27%
Invesco Private Government Fund, 3.65%(f)(g)(h)	4,035,404	$4,035,404
Invesco Private Prime Fund, 3.80%(f)(g)(h)	10,473,545	10,476,687
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,512,091)		14,512,091
TOTAL INVESTMENTS IN SECURITIES-102.90% (Cost $378,573,378)		456,404,767
OTHER ASSETS LESS LIABILITIES-(2.90)%		(12,858,065)
NET ASSETS-100.00%		$443,546,702

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $10,130,450, which represented 2.28% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$246,488	$7,152,015	$(6,900,123)	$-	$-	$498,380	$4,284
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,599,725	$7,579,223	$(5,143,544)	$-	$-	$4,035,404	$30,675 *
Invesco Private Prime Fund	5,346,672	18,970,743	(13,840,727)	264	(265)	10,476,687	82,836 *
Total	$7,192,885	$33,701,981	$(25,884,394)	$264	$(265)	$15,010,471	$117,795

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	22	March-2026	$1,672,880	$132,220	$132,220

(a)	Futures contracts collateralized by $680,222 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Brazil-1.09%
Cia Paranaense de Energia	3,300	$8,307
Embraer S.A.	3,368	62,367
Neoenergia S.A.	900	5,570
Porto Seguro S.A.	1,518	14,567
Telefonica Brasil S.A.	2,900	20,705
TOTVS S.A.	2,400	20,431
		131,947
Chile-2.01%
Banco de Chile	207,852	46,348
Banco de Credito e Inversiones S.A.	401	30,167
Banco Santander Chile	251,818	22,421
Cencosud S.A.	8,523	28,870
Falabella S.A.	4,865	38,223
LATAM Airlines Group S.A.	1,838,422	60,386
Plaza S.A.	3,566	15,701
		242,116
China-46.30%
3SBio, Inc.(a)(b)	15,062	44,926
Agricultural Bank of China Ltd., H Shares	154,763	108,231
Akeso, Inc.(a)(b)(c)	5,500	77,655
Asymchem Laboratories (Tianjin) Co. Ltd., H Shares(a)	88	917
Atour Lifestyle Holdings Ltd., ADR	479	17,119
Bank of China Ltd., H Shares	359,456	214,727
Bank of Communications Co. Ltd., H Shares	79,999	68,748
Bank of Zhengzhou Co. Ltd., H Shares(a)	7,876	1,139
BYD Co. Ltd., H Shares	12,086	150,721
Central China Securities Co. Ltd., H Shares(a)	3,376	956
China CITIC Bank Corp. Ltd., H Shares	53,081	49,454
China CITIC Financial Asset Management Co. Ltd., H Shares(a)(b)	105,626	11,898
China Construction Bank Corp., H Shares	538,489	543,896
China Everbright Bank Co. Ltd., H Shares(c)	16,000	6,671
China Galaxy Securities Co. Ltd., H Shares	20,712	27,860
China Hongqiao Group Ltd.	18,053	82,594
China International Capital Corp. Ltd., H Shares(a)	6,600	17,893
China Life Insurance Co. Ltd., H Shares	41,605	185,209
China Medical System Holdings Ltd.(c)	7,876	14,132
China Merchants Bank Co. Ltd., H Shares	13,890	84,888
China Merchants Port Holdings Co. Ltd.	4,421	8,900
China Merchants Securities Co. Ltd., H Shares(a)	3,419	6,388
China Minsheng Banking Corp. Ltd., H Shares	43,720	21,761
China National Building Material Co. Ltd., H Shares	17,500	12,592
China Pacific Insurance (Group) Co. Ltd., H Shares	8,532	42,988
China Reinsurance Group Corp., H Shares	40,750	9,187
China Resources Mixc Lifestyle Services Ltd.(a)	2,426	14,352
China Taiping Insurance Holdings Co. Ltd.(c)	7,268	23,823
China Zheshang Bank Co. Ltd., H Shares	12,126	3,885
Chongqing Rural Commercial Bank Co. Ltd., H Shares	10,522	7,858
CITIC Ltd.	39,000	62,348
CITIC Securities Co. Ltd., H Shares	6,062	22,693
CSC Financial Co. Ltd., H Shares(a)	3,500	5,643
CSPC Pharmaceutical Group Ltd.(c)	31,250	38,347
Everbright Securities Co. Ltd., H Shares(a)	1,026	1,167
Far East Horizon Ltd.	9,500	9,506
	Shares	Value
China-(continued)
Fuyao Glass Industry Group Co. Ltd., H Shares(a)	1,959	$16,797
GDS Holdings Ltd., A Shares(b)	6,467	36,020
Geely Automobile Holdings Ltd.	28,525	58,737
GF Securities Co. Ltd., H Shares	5,550	12,955
Goldwind Science & Technology Co. Ltd., H Shares	2,842	5,308
Guangdong Investment Ltd.	15,750	14,895
Guotai Haitong Securities Co. Ltd., H Shares(a)	16,340	34,790
Hansoh Pharmaceutical Group Co. Ltd.(a)	6,353	31,318
Huatai Securities Co. Ltd., H Shares(a)	7,450	17,768
Industrial & Commercial Bank of China Ltd., H Shares	386,460	320,666
Innovent Biologics, Inc.(a)(b)	8,478	88,029
JD Health International, Inc.(a)(b)	5,762	46,373
JD Logistics, Inc.(a)(b)	7,244	10,356
Jiangsu Expressway Co. Ltd., H Shares(c)	5,250	6,929
JL Mag Rare-Earth Co. Ltd., H Shares(a)	850	2,392
JOYY, Inc., ADR	104	6,692
Kingboard Holdings Ltd.	2,562	10,385
Kingdee International Software Group Co. Ltd.(b)	16,376	27,057
Kingsoft Corp. Ltd.(c)	3,290	12,626
Laopu Gold Co. Ltd.	381	37,666
Livzon Pharmaceutical Group, Inc., H Shares	512	1,927
Maanshan Iron & Steel Co. Ltd., H Shares(b)	7,000	2,421
Minth Group Ltd.	3,500	16,483
NetEase Cloud Music, Inc.(a)(b)(c)	650	15,004
New China Life Insurance Co. Ltd., H Shares	8,169	66,446
Orient Securities Co. Ltd., H Shares(a)	3,850	3,354
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	61,394	53,400
Pharmaron Beijing Co. Ltd., H Shares(a)	1,212	3,212
PICC Property & Casualty Co. Ltd., H Shares	33,000	68,338
Ping An Insurance (Group) Co. of China Ltd., H Shares(c)	27,126	251,681
Pop Mart International Group Ltd.(a)(c)	5,646	161,449
Postal Savings Bank of China Co. Ltd., H Shares(a)(c)	37,250	24,295
Qifu Technology, Inc., ADR	419	6,515
Remegen Co. Ltd., B Shares(a)(b)	1,312	14,140
Sany Heavy Equipment International Holdings Co. Ltd.	3,376	5,188
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	10,750	6,885
Shanghai Electric Group Co. Ltd., H Shares(b)	8,500	4,568
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	1,578	10,462
Shanghai Junshi Biosciences Co. Ltd.(a)(b)	676	1,850
Shenwan Hongyuan Group Co. Ltd., H Shares(a)(c)	7,700	3,083
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(b)	250	13,313
Simcere Pharmaceutical Group Ltd.(a)	4,250	6,365
Sino Biopharmaceutical Ltd.	83,126	70,555
SITC International Holdings Co. Ltd.	4,662	17,414
Smoore International Holdings Ltd.(a)(c)	9,947	14,368
Tencent Holdings Ltd.	13,447	1,033,878
Uni-President China Holdings Ltd.(c)	4,819	4,888
WEILONG Delicious Global Holdings Ltd.	2,250	3,555
WuXi AppTec Co. Ltd., H Shares(a)	3,388	48,226
Wuxi Biologics (Cayman), Inc.(a)(b)	21,188	100,300
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
China-(continued)
WuXi XDC Cayman, Inc.(b)	1,312	$10,544
Xiaomi Corp., B Shares(a)(b)(c)	145,107	657,039
XPeng, Inc.(b)(c)	6,588	59,321
ZCZL Industrial Technology Group Co. Ltd., H Shares	1,026	2,892
Zhejiang Expressway Co. Ltd., H Shares	7,000	6,608
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	2,426	13,177
		5,581,975
Colombia-0.41%
Grupo Cibest S.A., Preference Shares	2,433	50,058
Czech Republic-0.62%
CEZ A.S.	937	54,082
Komercni banka A.S.	344	20,924
		75,006
Greece-2.25%
Alpha Bank S.A.	12,425	59,694
Eurobank S.A.	12,084	59,269
GEK TERNA S.A.	240	9,481
National Bank of Greece S.A.	3,864	68,464
OPAP S.A.	650	13,156
Piraeus Bank S.A.(b)	6,023	60,976
		271,040
Hong Kong-0.81%
Grand Pharmaceutical Group Ltd.(c)	5,188	5,193
J&T Global Express Ltd.(b)	22,876	29,775
United Laboratories International Holdings Ltd. (The)(c)	4,214	6,418
WH Group Ltd.	47,234	55,758
		97,144
Hungary-1.43%
OTP Bank Nyrt.	1,361	172,172
India-7.38%
Bharti Airtel Ltd.	10,784	231,284
Bharti Hexacom Ltd.	305	5,117
Coromandel International Ltd.	606	15,059
Divi’s Laboratories Ltd.	465	30,635
Fortis Healthcare Ltd.	2,703	25,054
GE Vernova T&D India Ltd.	541	18,988
Glenmark Pharmaceuticals Ltd.	593	13,008
HDFC Bank Ltd.	44,178	446,696
Hitachi Energy India Ltd.	48	9,852
InterGlobe Aviation Ltd.(a)	611	30,535
J.K. Cement Ltd.	168	10,101
Lloyds Metals and Energy Ltd.	729	8,721
Muthoot Finance Ltd.	437	18,210
One 97 Communications Ltd.(b)	2,106	26,083
		889,343
Indonesia-0.37%
PT Aneka Tambang Tbk	49,214	12,116
PT Barito Pacific Tbk(b)	149,907	19,290
PT Indofood Sukses Makmur Tbk	17,116	6,950
PT Pantai Indah Kapuk Dua Tbk	10,270	5,683
		44,039
Kuwait-2.44%
Boubyan Bank K.S.C.P.	7,460	16,475
Burgan Bank SAK	5,651	3,669
Kuwait Finance House K.S.C.P.	54,129	142,533
	Shares	Value
Kuwait-(continued)
Mobile Telecommunications Co. K.S.C.P.	11,128	$18,554
National Bank of Kuwait S.A.K.P.	36,318	112,600
		293,831
Malaysia-0.05%
KPJ Healthcare Bhd.	9,381	6,592
Mexico-0.82%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(c)	1,863	51,531
Industrias Penoles S.A.B. de C.V.(b)	813	47,467
		98,998
Peru-1.02%
Credicorp Ltd.	344	122,750
Poland-2.04%
Bank Millennium S.A.(b)	2,479	12,049
CD Projekt S.A.	296	21,709
ORLEN S.A.(c)	2,354	71,881
PGE Polska Grupa Energetyczna S.A.(b)	3,772	10,688
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,219	84,123
Powszechny Zaklad Ubezpieczen S.A.	2,292	45,311
		245,761
Qatar-1.46%
Ooredoo Q.P.S.C.	3,431	13,492
Qatar Islamic Bank Q.P.S.C.	7,350	50,479
Qatar National Bank Q.P.S.C.	20,498	111,681
		175,652
Russia-0.00%
Alrosa PJSC(b)(d)	11,439	0
Gazprom PJSC(b)(d)	43,562	0
Severstal PAO(b)(d)	1,045	0
		0
Saudi Arabia-0.08%
Saudi Industrial Investment Group	2,778	9,269
South Africa-5.73%
Capitec Bank Holdings Ltd.	300	81,132
Discovery Ltd.	3,425	50,301
Impala Platinum Holdings Ltd.	3,491	65,541
MTN Group Ltd.	11,895	133,046
Naspers Ltd.	3,923	241,928
OUTsurance Group Ltd.	5,767	25,638
Pepkor Holdings Ltd.(a)	13,469	22,168
Sibanye Stillwater Ltd.(b)	10,665	46,755
Vodacom Group Ltd.	2,661	24,724
		691,233
South Korea-12.45%
Coway Co. Ltd., (Acquired 09/19/2025 - 10/23/2025; Cost $19,017)(b)(e)	254	14,696
Doosan Enerbility Co. Ltd.(b)	3,780	235,970
Hanwha Aerospace Co. Ltd.(b)	246	221,445
Hanwha Ocean Co. Ltd.(b)	1,111	106,691
Hanwha Systems Co. Ltd.(b)	499	32,636
HD Hyundai Co. Ltd.	211	34,243
HD Hyundai Heavy Industries Co. Ltd.	130	51,744
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	188	53,850
Hyundai Engineering & Construction Co. Ltd.	413	29,316
Hyundai Rotem Co. Ltd.	607	97,057
Industrial Bank of Korea	1,372	21,079
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
Kakaopay Corp.(b)	141	$6,160
KIWOOM Securities Co. Ltd.	60	18,443
Korea Electric Power Corp.(b)	1,390	56,063
Korea Investment Holdings Co. Ltd.	258	38,595
KT&G Corp.	379	40,533
LG Uplus Corp.	1,328	14,754
LIG Nex1 Co. Ltd.(b)	104	34,689
Meritz Financial Group, Inc.	273	22,074
Mirae Asset Securities Co. Ltd.	1,336	39,606
Mirae Asset Securities Co. Ltd., Second Pfd.	1,084	12,034
NH Investment & Securities Co. Ltd.	620	11,624
Rainbow Robotics(b)	30	15,103
Samsung Heavy Industries Co. Ltd.(b)	2,576	52,502
Samsung Securities Co. Ltd.	332	20,839
Samyang Foods Co. Ltd.	25	20,431
SK Square Co. Ltd.(b)	313	122,524
Woori Financial Group, Inc.	3,677	76,919
		1,501,620
Taiwan-3.09%
Accton Technology Corp.	2,131	74,507
Caliway Biopharmaceuticals Co. Ltd.(b)	5,100	26,658
E.Sun Financial Holding Co. Ltd.	63,000	66,713
Elite Material Co. Ltd.	2,253	122,208
Gold Circuit Electronics Ltd.	1,334	29,131
King Slide Works Co. Ltd.	451	44,399
MiTAC Holdings Corp.	3,638	9,047
		372,663
Thailand-0.85%
Advanced Info Service PCL, NVDR	3,609	40,025
Kasikornbank PCL, NVDR	4,849	28,961
Krung Thai Bank PCL, NVDR	12,409	11,135
SCB X PCL, NVDR	3,834	16,505
Tisco Financial Group PCL, NVDR	1,625	5,804
		102,430
Turkey-0.69%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S.(b)	4,580	2,793
Aselsan Elektronik Sanayi Ve Ticaret A.S.	10,001	69,972
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	8,046	4,730
Gubre Fabrikalari T.A.S.(b)	291	3,221
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	603	1,115
Turkiye Halk Bankasi A.S.(b)	1,943	1,964
		83,795
	Shares	Value
United Arab Emirates-5.40%
Abu Dhabi Commercial Bank PJSC	20,704	$85,875
Abu Dhabi Islamic Bank PJSC	12,245	81,207
ADNOC Drilling Co. PJSC, Class C	10,242	14,869
Dubai Islamic Bank PJSC	24,406	64,204
Emaar Development PJSC	4,814	22,562
Emaar Properties PJSC	39,751	162,603
Emirates NBD Bank PJSC	10,460	88,584
First Abu Dhabi Bank PJSC	20,308	102,891
Presight AI Holding PLC(b)	3,010	2,767
Salik Co. PJSC	14,697	25,540
		651,102
United States-1.05%
BeOne Medicines Ltd.(b)	3,900	102,886
JBS N.V., BDR(b)	1,515	23,824
		126,710
Total Common Stocks & Other Equity Interests (Cost $10,786,619)		12,037,246
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(f)(g) (Cost $16,748)	16,748	16,748
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $10,803,367)		12,053,994
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.86%
Invesco Private Government Fund, 3.65%(f)(g)(h)	364,017	364,017
Invesco Private Prime Fund, 3.80%(f)(g)(h)	945,510	945,794
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,309,811)		1,309,811
TOTAL INVESTMENTS IN SECURITIES-110.84% (Cost $12,113,178)		13,363,805
OTHER ASSETS LESS LIABILITIES-(10.84)%		(1,306,678)
NET ASSETS-100.00%		$12,057,127

Investment Abbreviations:
ADR-American Depositary Receipt
BDR-Brazilian Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $1,549,322, which represented 12.85% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$69,687	$68,978	$(121,917)	$-	$-	$16,748	$283
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,739	509,550	(199,272)	-	-	364,017	1,042 *
Invesco Private Prime Fund	140,723	1,320,747	(515,677)	-	1	945,794	2,802 *
Total	$264,149	$1,899,275	$(836,866)	$-	$1	$1,326,559	$4,127

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.54%
Australia-9.84%
ANZ Group Holdings Ltd.	58,780	$1,504,402
APA Group	249,250	1,543,761
ASX Ltd.	35,827	1,434,673
Atlas Arteria Ltd.	496,575	1,724,059
Aurizon Holdings Ltd.	786,100	2,022,953
Cleanaway Waste Management Ltd.(a)	945,938	1,631,159
Coles Group Ltd.	106,375	1,581,154
Dexus	309,868	1,454,337
GPT Group (The)	392,113	1,449,318
Lottery Corp. Ltd. (The)	465,837	1,669,519
Medibank Pvt. Ltd.	463,384	1,495,813
Orica Ltd.	89,293	1,600,279
Rio Tinto PLC	18,132	1,658,977
Scentre Group	617,588	1,760,783
Stockland	358,442	1,349,238
Telstra Group Ltd.	676,959	2,313,701
TPG Telecom Ltd.	568,893	1,543,882
Transurban Group	191,663	1,865,095
Vicinity Ltd.	916,112	1,572,359
Wesfarmers Ltd.	25,985	1,508,027
		32,683,489
Belgium-1.58%
Ackermans & van Haaren N.V.	5,380	1,597,546
Ageas S.A./N.V.	26,299	1,874,807
Groupe Bruxelles Lambert N.V.	18,602	1,766,555
		5,238,908
Canada-12.31%
AltaGas Ltd.	54,722	1,659,663
Bank of Montreal(a)	12,226	1,673,621
Bank of Nova Scotia (The)	26,319	1,978,565
Canadian Imperial Bank of Commerce	19,527	1,814,627
Canadian National Railway Co.	13,670	1,322,330
Dollarama, Inc.	9,450	1,280,563
Element Fleet Management Corp.(a)	53,926	1,373,885
Emera, Inc.(a)	44,136	2,199,711
Empire Co. Ltd., Class A	37,839	1,242,904
Enbridge, Inc.	37,698	1,850,449
Fairfax Financial Holdings Ltd.	796	1,320,914
Fortis, Inc.	41,561	2,228,209
George Weston Ltd.	21,553	1,511,567
Great-West Lifeco, Inc.	30,142	1,418,788
Hydro One Ltd.(a)(b)	53,087	2,110,308
Intact Financial Corp.	7,175	1,313,558
Loblaw Cos. Ltd.	32,822	1,485,067
Metro, Inc.	21,952	1,465,304
National Bank of Canada	13,292	1,592,606
Power Corp. of Canada	31,625	1,603,728
Royal Bank of Canada	10,654	1,783,757
Sun Life Financial, Inc.	24,518	1,553,480
TC Energy Corp.	29,616	1,746,144
TELUS Corp.	113,012	1,585,665
Toronto-Dominion Bank (The)	18,784	1,765,279
		40,880,692
China-0.60%
Wilmar International Ltd.	747,142	1,999,774
Denmark-0.48%
Tryg A/S	64,720	1,578,692
Finland-2.41%
Elisa OYJ	33,951	1,507,273
	Shares	Value
Finland-(continued)
Kesko OYJ, Class B(a)	71,202	$1,807,474
Kone OYJ, Class B	22,602	1,630,184
Nordea Bank Abp	75,137	1,458,817
Sampo OYJ	143,577	1,607,025
		8,010,773
France-5.35%
Air Liquide S.A.	8,890	1,670,803
AXA S.A.	29,351	1,343,236
Bollore SE	317,287	1,815,553
Bouygues S.A.	27,492	1,491,439
Credit Agricole S.A.	68,625	1,491,565
Danone S.A.	18,027	1,417,720
ENGIE S.A.	61,083	1,830,337
Orange S.A.	105,225	1,963,234
TotalEnergies SE	21,790	1,590,509
Veolia Environnement S.A.	42,584	1,603,001
Vinci S.A.	10,609	1,530,947
		17,748,344
Germany-2.24%
Allianz SE	3,192	1,410,608
Deutsche Boerse AG	5,278	1,341,373
E.ON SE	79,942	1,701,710
Fresenius SE & Co. KGaA	23,993	1,346,985
Henkel AG & Co. KGaA, Preference Shares	18,668	1,645,971
		7,446,647
Hong Kong-4.82%
CK Asset Holdings Ltd.	275,000	1,611,483
CK Infrastructure Holdings Ltd.(a)	232,050	1,906,472
CLP Holdings Ltd.	304,384	2,878,086
HKT Trust & HKT Ltd.	1,253,644	1,879,314
Hong Kong & China Gas Co. Ltd. (The)	2,126,801	2,003,741
MTR Corp. Ltd.(a)	434,685	1,922,690
Power Assets Holdings Ltd.(a)	267,446	2,075,149
Sino Land Co. Ltd.	1,148,377	1,728,734
		16,005,669
Ireland-0.43%
Kerry Group PLC, Class A	15,964	1,424,220
Israel-0.92%
FIBI Holdings Ltd.	18,201	1,624,596
First International Bank of Israel Ltd. (The)	16,732	1,424,829
		3,049,425
Italy-3.14%
Assicurazioni Generali S.p.A.	35,721	1,462,361
Enel S.p.A.	162,615	1,803,181
Eni S.p.A.	76,784	1,575,092
Poste Italiane S.p.A.(b)	70,308	1,858,503
Snam S.p.A.	273,391	1,885,748
Terna S.p.A.	170,090	1,849,837
		10,434,722
Japan-23.47%
Advance Residence Investment Corp.(a)	2,095	2,281,056
ALSOK Co. Ltd.	181,460	1,410,312
ANA Holdings, Inc.(a)	82,279	1,602,618
Asahi Group Holdings Ltd.	123,852	1,300,791
Daito Trust Construction Co. Ltd.	84,680	1,724,357
Daiwa House Industry Co. Ltd.	47,969	1,639,797
Daiwa House REIT Investment Corp.	2,363	2,065,627
East Japan Railway Co.	54,152	1,363,852
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
GLP J-Reit	2,104	$1,940,361
Hankyu Hanshin Holdings, Inc.(a)	57,814	1,619,575
Haseko Corp.	73,690	1,515,273
Hulic Co. Ltd.	144,315	1,725,365
Invincible Investment Corp.	4,150	1,763,298
Japan Metropolitan Fund Investment Corp.(a)	2,838	2,240,980
Japan Real Estate Investment Corp.	2,439	1,974,150
Japan Tobacco, Inc.	38,324	1,389,584
Kao Corp.	34,900	1,400,612
KDX Realty Investment Corp.	1,664	1,806,011
Kintetsu Group Holdings Co. Ltd.	79,348	1,652,112
Kirin Holdings Co. Ltd.	104,792	1,634,509
Kyushu Railway Co.	63,783	1,629,531
Lixil Corp.	138,147	1,589,921
Marui Group Co. Ltd.	69,946	1,373,273
McDonald’s Holdings Co. (Japan) Ltd.(a)	41,812	1,818,992
Medipal Holdings Corp.	80,783	1,468,886
MEIJI Holdings Co. Ltd.(a)	72,168	1,698,697
Mitsubishi HC Capital, Inc.	210,240	1,840,699
Nippon Building Fund, Inc.	2,197	2,044,512
Nippon Prologis REIT, Inc.	2,858	1,673,114
Nisshin Seifun Group, Inc.	163,623	2,084,541
Nomura Real Estate Master Fund, Inc.	2,023	2,192,989
NTT, Inc.(a)	1,714,981	1,728,936
OBIC Co. Ltd.	43,753	1,220,010
Odakyu Electric Railway Co. Ltd.	132,981	1,428,999
ORIX JREIT, Inc.	3,118	2,094,959
Secom Co. Ltd.	44,337	1,629,488
Sekisui House Ltd.(a)	63,001	1,408,642
SoftBank Corp.	1,172,266	1,598,578
Sundrug Co. Ltd.	51,100	1,365,105
Suntory Beverage & Food Ltd.	46,563	1,479,853
Takeda Pharmaceutical Co. Ltd.	48,875	1,669,084
Tobu Railway Co. Ltd.	98,949	1,752,549
Tokyu Corp.	149,310	1,691,165
United Urban Investment Corp.	1,838	2,130,396
USS Co. Ltd.	151,104	1,675,011
West Japan Railway Co.(a)	77,996	1,598,971
		77,937,141
Netherlands-1.56%
Koninklijke Ahold Delhaize N.V.	41,887	1,643,731
Koninklijke KPN N.V.	380,107	1,868,334
NN Group N.V.	20,969	1,668,185
		5,180,250
New Zealand-0.90%
Auckland International Airport Ltd.	291,162	1,457,489
Contact Energy Ltd.	270,886	1,533,643
		2,991,132
Norway-2.87%
DNB Bank ASA	50,509	1,453,008
Mowi ASA	60,080	1,389,507
Orkla ASA	132,387	1,580,350
SpareBank 1 Sør-Norge ASA, Class B	80,555	1,629,249
Storebrand ASA	84,238	1,478,983
Telenor ASA	118,778	2,008,280
		9,539,377
Singapore-7.44%
CapitaLand Ascendas REIT	859,806	1,928,825
CapitaLand Integrated Commercial Trust	1,105,836	2,081,175
CapitaLand Investment Ltd.	718,900	1,744,801
	Shares	Value
Singapore-(continued)
DBS Group Holdings Ltd.	33,947	$1,581,791
Genting Singapore Ltd.	2,489,245	1,440,671
Jardine Cycle & Carriage Ltd.	56,723	1,418,253
Keppel Ltd.	174,172	1,502,032
Mapletree Industrial Trust(a)	1,147,458	1,906,833
Mapletree Pan Asia Commercial Trust	1,666,315	1,915,688
Oversea-Chinese Banking Corp. Ltd.	112,560	1,883,165
Singapore Airlines Ltd.	380,284	1,903,022
Singapore Telecommunications Ltd.	398,876	1,442,937
United Overseas Bank Ltd.	64,488	1,948,362
UOL Group Ltd.	232,448	1,990,090
		24,687,645
Spain-2.01%
Aena S.M.E. S.A.(b)	52,798	1,645,727
Endesa S.A.	42,330	1,568,271
Iberdrola S.A.	82,399	1,859,277
Naturgy Energy Group S.A.	50,555	1,593,236
		6,666,511
Sweden-4.89%
Alfa Laval AB	27,175	1,583,862
Axfood AB(a)	51,420	1,772,715
Essity AB, Class B(a)	55,337	1,648,680
Holmen AB, Class B(a)	38,345	1,446,254
Industrivarden AB, Class C(a)	33,544	1,689,832
Investor AB, Class B	40,414	1,568,077
L E Lundbergforetagen AB, Class B(a)	29,744	1,782,868
Securitas AB, Class B	88,575	1,473,898
Tele2 AB, Class B	84,722	1,568,489
Telia Co. AB(a)	371,626	1,708,356
		16,243,031
Switzerland-4.31%
Chocoladefabriken Lindt & Spruengli AG, PC	93	1,341,755
EMS-Chemie Holding AG	2,271	1,772,509
Geberit AG	1,775	1,360,654
Givaudan S.A.	330	1,280,581
Nestle S.A.	14,358	1,375,472
Schindler Holding AG, PC	4,285	1,659,776
Swiss Life Holding AG	1,480	1,629,222
Swisscom AG	2,811	2,317,052
Zurich Insurance Group AG	2,184	1,559,799
		14,296,820
United Kingdom-6.58%
Admiral Group PLC	36,088	1,362,007
Aviva PLC	158,441	1,385,204
Coca-Cola Europacific Partners PLC	14,898	1,366,147
Compass Group PLC	44,657	1,342,877
Haleon PLC	290,984	1,526,157
Imperial Brands PLC	34,526	1,458,304
Legal & General Group PLC	419,483	1,527,408
National Grid PLC(a)	101,219	1,724,569
Pearson PLC	99,672	1,314,719
Reckitt Benckiser Group PLC	17,721	1,482,661
RELX PLC	34,919	1,241,479
Sage Group PLC (The)	98,735	1,298,424
Shell PLC	39,556	1,524,848
Unilever PLC	25,852	1,763,711
United Utilities Group PLC	88,260	1,515,809
		21,834,324
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United States-1.39%
Ferrovial SE	22,014	$1,492,333
Novartis AG	10,333	1,539,078
Waste Connections, Inc.(a)	9,433	1,586,853
		4,618,264
Total Common Stocks & Other Equity Interests (Cost $293,947,680)		330,495,850
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $191,696)	191,696	191,696
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $294,139,376)		330,687,546
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.08%
Invesco Private Government Fund, 3.65%(c)(d)(e)	9,301,545	$9,301,545
Invesco Private Prime Fund, 3.80%(c)(d)(e)	24,153,780	24,161,026
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,462,571)		33,462,571
TOTAL INVESTMENTS IN SECURITIES-109.68% (Cost $327,601,947)		364,150,117
OTHER ASSETS LESS LIABILITIES-(9.68)%		(32,135,389)
NET ASSETS-100.00%		$332,014,728

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $5,614,538, which represented 1.69% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$165,733	$9,496,186	$(9,470,223)	$-	$-	$191,696	$4,544
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,699,984	19,454,723	(18,853,162)	-	-	9,301,545	98,564 *
Invesco Private Prime Fund	27,042,662	36,666,769	(39,548,405)	255	(255)	24,161,026	267,177 *
Total	$35,908,379	$65,617,678	$(67,871,790)	$255	$(255)	$33,654,267	$370,285

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-4.40%
Brambles Ltd.	737,690	$11,520,015
Commonwealth Bank of Australia	585,351	60,961,538
Computershare Ltd.	220,194	5,030,895
Evolution Mining Ltd.	878,298	8,485,370
JB Hi-Fi Ltd.	55,960	3,171,833
Lynas Rare Earths Ltd.(a)	333,040	3,372,644
Medibank Pvt. Ltd.	1,010,366	3,261,481
Pro Medicus Ltd.	33,534	4,312,957
Qantas Airways Ltd.	394,725	2,776,419
QBE Insurance Group Ltd.	524,138	7,227,048
SGH Ltd.	60,172	1,940,028
Sigma Healthcare Ltd.	2,957,363	6,375,384
Technology One Ltd.	193,377	3,396,493
Telstra Group Ltd.	2,097,868	7,170,064
		129,002,169
Austria-0.97%
BAWAG Group AG(a)(b)	41,387	6,757,097
Erste Group Bank AG	156,301	20,394,255
Strabag SE, BR	11,317	1,176,140
		28,327,492
Belgium-0.21%
Ageas S.A./N.V.	87,258	6,220,460
Brazil-0.77%
Wheaton Precious Metals Corp.	171,591	22,731,388
Canada-17.12%
Agnico Eagle Mines Ltd.	211,698	40,465,170
AtkinsRealis Group, Inc.	62,984	4,444,671
Bank of Montreal(c)	301,719	41,302,404
Bank of Nova Scotia (The)	495,230	37,229,564
Brookfield Asset Management Ltd., Class A	122,190	6,104,312
CAE, Inc.(a)	115,499	3,722,170
Canadian Imperial Bank of Commerce	503,491	46,788,987
Dollarama, Inc.	119,772	16,230,227
Element Fleet Management Corp.(c)	160,886	4,098,931
Emera, Inc.(c)	149,175	7,434,790
Empire Co. Ltd., Class A	72,859	2,393,212
Enbridge, Inc.	883,028	43,344,438
Fairfax Financial Holdings Ltd.	9,847	16,340,501
George Weston Ltd.	49,465	3,469,107
Great-West Lifeco, Inc.	95,967	4,517,178
iA Financial Corp., Inc.	34,523	4,265,438
Kinross Gold Corp.	491,468	15,562,639
Loblaw Cos. Ltd.	220,781	9,989,478
Metro, Inc.	79,808	5,327,213
National Bank of Canada	141,822	16,992,667
Power Corp. of Canada	285,984	14,502,471
Shopify, Inc., Class A(a)	449,510	59,309,494
Sun Life Financial, Inc.	195,317	12,375,437
TC Energy Corp.	372,078	21,937,531
TMX Group Ltd.	113,283	4,205,396
Toronto-Dominion Bank (The)	638,527	60,007,345
		502,360,771
China-0.43%
BOC Hong Kong (Holdings) Ltd.	2,132,574	11,233,566
Chow Tai Fook Jewellery Group Ltd.(c)	806,834	1,483,329
		12,716,895
	Shares	Value
Finland-0.15%
Amer Sports, Inc.(a)	119,920	$4,392,670
France-6.17%
AXA S.A.	719,983	32,949,718
ENGIE S.A.	986,613	29,563,622
Orange S.A.	928,018	17,314,483
Safran S.A.	123,443	44,265,141
Societe Generale S.A.	517,833	45,542,086
Thales S.A.	37,214	11,433,502
		181,068,552
Germany-14.90%
Allianz SE	169,203	74,774,137
Commerzbank AG	640,309	26,415,215
Deutsche Bank AG	1,146,123	45,391,374
Deutsche Boerse AG	74,768	19,001,846
Deutsche Telekom AG	1,244,806	41,925,117
Fresenius SE & Co. KGaA	128,757	7,228,516
Heidelberg Materials AG	80,328	22,079,309
MTU Aero Engines AG	18,225	8,131,783
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	39,795	24,206,323
Rheinmetall AG	35,497	75,485,611
Siemens Energy AG, Class A(a)	518,835	88,719,877
Talanx AG	31,105	3,937,530
		437,296,638
Hong Kong-1.88%
Cathay Pacific Airways Ltd.	451,579	708,256
DFI Retail Group Holdings Ltd.	182,652	752,093
HKT Trust & HKT Ltd.	1,944,626	2,915,152
Hong Kong Exchanges & Clearing Ltd.	523,680	28,879,933
Hongkong Land Holdings Ltd.	619,848	5,259,335
Link REIT(c)	1,073,913	4,939,115
Sun Hung Kai Properties Ltd.	620,044	9,960,280
Swire Properties Ltd.	557,401	1,690,031
		55,104,195
Indonesia-0.24%
Jardine Matheson Holdings Ltd.	95,825	6,983,526
Israel-4.21%
Amot Investments Ltd.	125,412	974,065
Bank Hapoalim B.M.	953,384	23,639,564
Bank Leumi le-Israel B.M.	1,154,068	27,826,062
Bezeq The Israeli Telecommunication Corp. Ltd.	1,193,448	3,074,169
Big Shopping Centers Ltd.	10,378	2,503,735
Clal Insurance Enterprises Holdings Ltd.(c)	50,026	3,649,134
Delek Group Ltd.	5,869	1,656,589
Elbit Systems Ltd.	20,859	14,797,709
Fattal Holdings 1998 Ltd.(a)	2,892	596,714
First International Bank of Israel Ltd. (The)	28,408	2,419,110
Harel Insurance Investments & Financial Services Ltd.	85,999	3,956,445
Israel Discount Bank Ltd., Class A	702,736	8,303,969
Matrix IT Ltd.	19,494	877,600
Melisron Ltd.	11,090	1,457,337
Menora Mivtachim Holdings Ltd.	16,358	2,108,216
Migdal Insurance & Financial Holdings Ltd.(a)	367,795	1,979,356
Mivne Real Estate KD Ltd.	243,904	1,140,025
Mizrahi Tefahot Bank Ltd.	77,927	6,114,402
OPC Energy Ltd.(a)	91,084	2,485,206
Phoenix Finance Ltd.	174,831	8,511,291
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Israel-(continued)
Plus500 Ltd.	33,289	$1,921,627
Shikun & Binui Ltd.(a)	148,309	867,264
Shufersal Ltd.	111,163	1,439,973
Strauss Group Ltd.	33,443	1,265,997
		123,565,559
Italy-6.30%
Assicurazioni Generali S.p.A.(c)	467,624	19,143,786
Banca Mediolanum S.p.A.	97,467	2,294,697
Banco BPM S.p.A.(c)	916,452	13,786,832
Intesa Sanpaolo S.p.A.	6,818,458	48,445,661
Leonardo S.p.A.	229,894	15,418,781
Poste Italiane S.p.A.(b)	327,141	8,647,560
Ryanair Holdings PLC	306,885	10,453,265
UniCredit S.p.A.	764,028	66,823,592
		185,014,174
Japan-5.68%
AEON Co. Ltd.	1,049,219	14,397,321
BayCurrent, Inc.	59,625	2,107,715
Fujikura Ltd.	175,374	22,113,672
IHI Corp.	742,684	17,238,575
Japan Metropolitan Fund Investment Corp.	2,681	2,117,007
Kawasaki Heavy Industries Ltd.	63,003	5,276,300
Kinden Corp.	44,744	1,986,337
Konami Group Corp.	44,325	6,493,463
LY Corp.	942,030	2,419,812
Mitsubishi Heavy Industries Ltd.	1,269,062	37,487,299
NEC Corp.	468,935	15,948,262
Nippon Building Fund, Inc.(c)	3,097	2,882,046
ORIX JREIT, Inc.	2,646	1,777,826
Rakuten Bank Ltd.(a)	34,818	1,671,729
Ryohin Keikaku Co. Ltd.(c)	410,254	8,208,958
Sankyo Co. Ltd.	89,515	1,404,780
Sanrio Co. Ltd.(c)	77,042	2,391,287
SHIMAMURA Co. Ltd.	20,094	1,351,167
Shimizu Corp.	253,187	4,510,901
Square Enix Holdings Co. Ltd.	166,999	2,895,346
Sugi Holdings Co. Ltd.	44,973	1,037,021
TIS, Inc.	80,764	2,357,730
Toho Co. Ltd.	62,003	3,171,154
Tokyo Gas Co. Ltd.	120,294	5,354,222
		166,599,930
Netherlands-2.34%
ABN AMRO Bank N.V., CVA(b)	310,212	11,470,694
ING Groep N.V.	918,457	27,184,416
Prosus N.V.(a)	522,679	30,163,748
		68,818,858
Norway-0.51%
Gjensidige Forsikring ASA	101,344	2,893,961
Orkla ASA	270,524	3,229,339
SpareBank 1 Sør-Norge ASA, Class B	80,755	1,633,294
Storebrand ASA	174,112	3,056,920
Telenor ASA	244,867	4,140,173
		14,953,687
Singapore-3.27%
DBS Group Holdings Ltd.	792,231	36,914,720
Keppel Ltd.	518,757	4,473,680
Sea Ltd., ADR(a)	223,548	26,041,106
Sembcorp Industries Ltd.(c)	482,109	2,290,044
Singapore Exchange Ltd.	439,399	6,103,236
	Shares	Value
Singapore-(continued)
Singapore Technologies Engineering Ltd.(c)	1,128,222	$8,694,494
Singapore Telecommunications Ltd.	2,747,960	9,940,764
UOL Group Ltd.	178,374	1,527,138
		95,985,182
Spain-8.63%
ACS Actividades de Construccion y Servicios S.A.	88,214	9,933,189
Aena S.M.E. S.A.(b)	338,040	10,536,794
Banco Bilbao Vizcaya Argentaria S.A.	2,357,129	60,049,673
Banco Santander S.A.	7,078,842	90,711,056
CaixaBank S.A.	1,634,062	21,648,185
Endesa S.A.	155,785	5,771,628
Iberdrola S.A.	2,317,566	52,294,301
Naturgy Energy Group S.A.	74,631	2,351,989
		253,296,815
Sweden-1.61%
Saab AB, Class B	149,273	11,719,403
Spotify Technology S.A.(a)	62,102	31,072,735
Tele2 AB, Class B	245,860	4,551,695
		47,343,833
Switzerland-0.90%
Galderma Group AG, Class A	65,041	12,170,808
Schindler Holding AG	6,834	2,523,210
Swiss Life Holding AG	10,758	11,842,680
		26,536,698
United Kingdom-17.50%
3i Group PLC	308,223	14,199,864
Admiral Group PLC	97,105	3,664,866
Aviva PLC	1,248,718	10,917,178
Barclays PLC	5,758,085	38,539,412
British American Tobacco PLC	1,145,540	69,403,511
BT Group PLC	2,387,670	6,293,938
Coca-Cola Europacific Partners PLC	82,651	7,579,097
HSBC Holdings PLC	6,322,448	111,851,828
Imperial Brands PLC	394,692	16,670,946
International Consolidated Airlines Group S.A.(c)	1,791,661	10,322,583
Lloyds Banking Group PLC	20,354,912	30,480,715
NatWest Group PLC	3,158,378	28,870,012
Reckitt Benckiser Group PLC	274,817	22,993,091
Rolls-Royce Holdings PLC	6,159,680	103,264,803
Standard Chartered PLC	996,737	25,575,655
Tesco PLC	2,253,572	13,150,475
		513,777,974
United States-1.62%
CyberArk Software Ltd.(a)	17,426	7,507,644
Holcim AG(a)	216,924	22,445,217
Swiss Re AG(a)(c)	109,272	17,527,921
		47,480,782
Total Common Stocks & Other Equity Interests (Cost $2,521,139,495)		2,929,578,248
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $3,611,885)	3,611,885	$3,611,885
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $2,524,751,380)		2,933,190,133
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.54%
Invesco Private Government Fund, 3.65%(d)(e)(f)	20,681,727	20,681,727
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	53,674,472	$53,690,574
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,372,301)		74,372,301
TOTAL INVESTMENTS IN SECURITIES-102.47% (Cost $2,599,123,681)		3,007,562,434
OTHER ASSETS LESS LIABILITIES-(2.47)%		(72,430,261)
NET ASSETS-100.00%		$2,935,132,173

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $37,412,145, which represented 1.27% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$666,408	$64,296,590	$(61,351,113)	$-	$-	$3,611,885	$42,320
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,061,013	106,775,431	(123,154,717)	-	-	20,681,727	284,296 *
Invesco Private Prime Fund	100,549,001	272,803,470	(319,661,897)	214	(214)	53,690,574	772,445 *
Total	$138,276,422	$443,875,491	$(504,167,727)	$214	$(214)	$77,984,186	$1,099,061

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,263,442	$372,130,854	$0	$441,394,296
Money Market Funds	498,380	14,512,091	-	15,010,471
Total Investments in Securities	69,761,822	386,642,945	0	456,404,767
Other Investments - Assets*
Futures Contracts	132,220	-	-	132,220
Total Investments	$69,894,042	$386,642,945	$0	$456,536,987
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$518,879	$11,518,367	$0	$12,037,246
Money Market Funds	16,748	1,309,811	-	1,326,559
Total Investments	$535,627	$12,828,178	$0	$13,363,805
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,833,692	$286,662,158	$-	$330,495,850
Money Market Funds	191,696	33,462,571	-	33,654,267
Total Investments	$44,025,388	$320,124,729	$-	$364,150,117
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$601,685,411	$2,327,892,837	$-	$2,929,578,248
Money Market Funds	3,611,885	74,372,301	-	77,984,186
Total Investments	$605,297,296	$2,402,265,138	$-	$3,007,562,434

*	Futures contracts is valued at unrealized appreciation (depreciation).